Shareholders' Equity	12 Months Ended
Mar. 31, 2013
Shareholders' Equity

NOTE 16: — SHAREHOLDERS’ EQUITY

a.	Pertinent rights and privileges of ordinary shares:

1.	100% of the rights to profits are allocated to the ordinary shares.

2.	100% of the dissolution rights are allocated to the ordinary shares.

3.	Two-thirds of the voting power of all of the Company’s shares is allocated to the ordinary shares.

b.	Founders’ shares:

One-third of the voting power of all of the Company’s shares is allocated to the founders’ shares.

c.	Stock option plans:

1.	The Company’s 1991 Stock Incentive Plan provided for the issuance of incentive stock options, non-qualified stock options, or stock appreciation rights to key employees and associates of the Group.

The options were granted with an exercise price equal to 100% of the fair market value of the stock on the date of grant, and none of the options granted include stock appreciation rights. The options were granted to employees and associates, have a four-year graded vesting term and expire ten years after the date of the grant. Each option entitles its holder the right to purchase one ordinary share. As of March 31, 2013 and 2012, an aggregate of 0 and 6,425 options in respect of the 1991 plan were outstanding, respectively, and no further options in respect of the 1991 plan are available for future grants. The Company issues new shares to employees and associates exercising their stock options.

2.	The Company’s 1999 Stock Incentive Plan (“1999 plan”) provides for the issuance of incentive stock options, non-qualified stock options, or stock appreciation rights to key employees and associates of the Group.

The options are substantially granted with an exercise price equal to 100% of the fair market value of the stock on the date of grant and the aggregate amount of the options granted may not exceed 2,100,000 and none of the options granted include stock appreciation rights. The options were granted to employees and associates, have a four to five-year graded vesting term and expire ten years after the date of the grant. Each option entitles its holder the right to purchase one ordinary share of NIS 0.0001 par value (subject to adjustments). As of March 31, 2013 and 2012, an aggregate of 25,500 and 322,630 options in respect of the 1999 plan were outstanding, respectively, and no further options in respect of the 1999 plan are available for future grants. The Company issues new shares to employees and directors exercising their stock options.

3.	A summary of the Company’s stock option activity (except options to non-employees) and related information for the year ended March 31, 2013 is as follows:

	Number of options	Exercise price	Weighted- average exercise price	Weighted- average remaining contractual terms	Aggregate intrinsic value
				(in years)
Outstanding at March 31, 2012	329,055	$2.38—$68.51	$25.99
Exercised	(291,555)	$2.38—$54.53	$22.58
Forfeited	(12,000)	$39.03—$68.51	$52.66
Granted	—	$—	$—

Outstanding at March 31, 2013	25,500	$24.68—$68.51	$52.32	0.89	$220

Exercisable at March 31, 2013	25,500		$52.32	0.89	$220

Vested at March 31, 2013	25,500		$52.32	0.89	$220

There were 291,555, 500, 32,775 and 44,975 options exercised in the year ended March 31, 2013, the three months ended March 31, 2012, and the years ended December 31, 2011 and 2010, respectively, with a total intrinsic value of approximately $5,286, $12, $378 and $410, respectively.

As of March 31, 2013, the compensation costs related to share-based compensation arrangements granted under the Company’s stock option plan was fully amortized. For the year ended March 31, 2013, the three months ended March 31, 2012, and the years ended December 31, 2011 and 2010, the Company recognized $8, $0, $59 and $285, respectively, in stock-based compensation expense.

The number of options exercisable as of March 31, 2013 and 2012, were 25,500 and 329,055, respectively. The weighted-average exercise prices for the options exercisable as of March 31, 2013 and 2012 were $52.32 and $25.99, respectively.

The stock options outstanding and exercisable as of March 31, 2013 have been classified into ranges of exercise prices as follows:

Options outstanding				Options exercisable
Range of exercise price	Outstanding as of March 31, 2013	Weighted- average remaining contractual life	Weighted- average exercise price	Exercisable as of March 31, 2013	Weighted- average exercise price
		(in years)
$24.68 – $30.00	2,750	1.58	$25.19	2,750	$25.19
$30.01 – $40.00	2,000	1.83	$30.02	2,000	$30.02
$40.01 – $68.51	20,750	0.71	$58.06	20,750	$58.06

	25,500	0.89	$52.32	25,500	$52.32

4.	There were 3,000 stock options forfeited for non-employees during the year ended December 31, 2011.

d.	Dividends:

The Company may declare and pay dividends from retained earnings. For restrictions on dividend distribution, see Note 17.d.

e.	Net income per share:

	Year ended March 31, 2013			Three months ended March 31, 2012			Year ended December 31, 2011			Year ended December 31, 2010
	Net income attributable to Taro (numerator)	Shares (denomi- nator)	Per Share Amount	Net income attributable to Taro (numerator)	Shares (denomi- nator)	Per Share Amount	Net income attributable to Taro (numerator)	Shares (denomi- nator)	Per Share Amount	Net income attributable to Taro (numerator)	Shares (denomi- nator)	Per Share Amount
Basic EPS:	$266,206	44,677,603	$5.96	$47,252	44,476,429	$1.06	$182,680	44,405,539	$4.11	$64,078	40,271,669	$1.59
Effect of dilutive securities:
Stock options	—	37,508	—	—	112,578	—	—	85,943	—	—	68,169	—
Sun Stock Warrants	—		—	—		—	—		—	—	1,510,486	—

Diluted EPS:	$266,206	44,715,111	$5.95	$47,252	44,589,007	$1.06	$182,680	44,491,482	$4.11	$64,078	41,850,324	$1.53